Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	September 30, 2025	March 31, 2025
Accounts receivable	$150,071,809	$108,346,014
Less: allowance for credit losses	(1,500,256)	(1,040,434)
Accounts receivable, net	$148,571,553	$107,305,580

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Movement of allowance for credit losses was as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$1,040,434	$1,244,662
Additional (reduction)	446,841	(209,992)
Foreign currency translation adjustments	12,981	5,764
Ending balance	$1,500,256	$1,040,434